Operating income	12 Months Ended
Dec. 31, 2017
Operating income
Operating income

Note 23 – Operating income

	Years ended December 31,
	2017	2016	2015
Operating income from services and other income
Revenues and other income	57,104	45,437	34,524
Operating expenses	(39,279)	(32,711)	(25,079)

Operating income before depreciation and amortization (a)	17,825	12,726	9,445
D&A	(6,928)	(6,198)	(4,438)
Disposals and impairment of PP&E	(316)	(383)	(199)

Operating income from services and other income	10,581	6,145	4,808

Operating income (loss) from equipment sales
Revenues	8,215	7,886	6,016
Cost of equipments and handsets	(6,684)	(6,188)	(4,595)

Operating income (loss) from equipment sales (b)	1,531	1,698	1,421

Total operating income	12,112	7,843	6,229

Consolidated net income
Operating income before depreciation and amortization (a) + (b)	19,356	14,424	10,866
D&A	(6,928)	(6,198)	(4,438)
Disposals and impairment of PP&E	(316)	(383)	(199)

Total operating income	12,112	7,843	6,229

The breakdown of Operating income by segment is as follows:

Year ended December 31, 2017	Fixed services	Mobile services	Total consolidated
Services revenues and other income
Third party revenues	19,868	37,236	57,104
Intersegment revenues	2,421	316	2,737
Third party operating expenses	(18,262)	(21,017)	(39,279)
Intersegment operating expenses	(316)	(2,421)	(2,737)

Subtotal income for services revenues and other (1)	3,711	14,114	17,825

Equipments revenues
Third party revenues	663	7,552	8,215
Third party operating expenses	(524)	(6,160)	(6,684)

Subtotal income (loss) from equipments revenues (2)	139	1,392	1,531

Total operating income before depreciation and amortization (3)=(1)+(2)	3,850	15,506	19,356

D&A (4)	(2,236)	(4,692)	(6,928)
Disposals and impairment of PP&E (5)	(21)	(295)	(316)

Operating income (6)=(3)+(4)+(5)	1,593	10,519	12,112

Net effect of the intersegment eliminations (7)	(2,105)	2,105

Net segment contribution to the Operating income before D&A (8)=(3)+(7)	1,745	17,611	19,356

Net segment contribution to the Operating income (9)=(6)+(7)	(512)	12,624	12,112

Year ended December 31, 2016	Fixed services	Mobile services	Total consolidated
Services revenues and other income
Third party revenues	14,989	30,448	45,437
Intersegment revenues	1,947	158	2,105
Third party operating expenses	(13,464)	(19,247)	(32,711)
Intersegment operating expenses	(158)	(1,947)	(2,105)

Subtotal income for services revenues and other (1)	3,314	9,412	12,726

Equipments revenues
Third party revenues	91	7,795	7,886
Third party operating expenses	(136)	(6,052)	(6,188)

Subtotal income (loss) from equipments revenues (2)	(45)	1,743	1,698

Total operating income before depreciation and amortization (3)=(1)+(2)	3,269	11,155	14,424

D&A (4)	(1,897)	(4,301)	(6,198)
Disposals and impairment of PP&E (5)	1	(384)	(383)

Operating income (6)=(3)+(4)+(5)	1,373	6,470	7,843

Net effect of the intersegment eliminations (7)	(1,789)	1,789	-

Net segment contribution to the Operating income before D&A (8)=(3)+(7)	1,480	12,944	14,424

Net segment contribution to the Operating income (9)=(6)+(7)	(416)	8,259	7,843

Year ended December 31, 2015	Fixed services	Mobile services	Total consolidated
Services revenues and other income
Third party revenues	10,714	23,810	34,524
Intersegment revenues	1,834	137	1,971
Third party operating expenses	(9,863)	(15,216)	(25,079)
Intersegment operating expenses	(137)	(1,834)	(1,971)

Subtotal income for services revenues and other (1)	2,548	6,897	9,445

Equipments revenues
Third party revenues	61	5,955	6,016
Third party operating expenses	(82)	(4,513)	(4,595)

Subtotal income (loss) from equipments revenues (2)	(21)	1,442	1,421

Total operating income before D&A for services and other income (3)=(1)+(2)	2,527	8,339	10,866

D&A (4)	(1,526)	(2,912)	(4,438)
Disposals and impairment of PP&E (5)	(91)	(108)	(199)

Operating income (6)=(3)+(4)+(5)	910	5,319	6,229

Net effect of the intersegment eliminations (7)	(1,697)	1,697	-

Net segment contribution to the Operating income before D&A (8)=(3)+(7)	830	10,036	10,866

Net segment contribution to the Operating income (9)=(6)+(7)	(787)	7,016	6,229